Equity - Direct offerings and Private placements (Details)											6 Months Ended	12 Months Ended
	Dec. 29, 2023 USD ($) shares	Dec. 07, 2023 USD ($)	May 23, 2023 $ / shares shares	Apr. 27, 2023 USD ($) $ / shares	Oct. 21, 2022 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) item $ / shares shares	Jun. 29, 2022 shares	Jun. 03, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares	Nov. 09, 2023 USD ($) $ / shares shares	Nov. 07, 2023 USD ($) $ / shares shares	Jun. 09, 2022 $ / shares	Apr. 27, 2022 $ / shares	Jun. 30, 2021 $ / shares shares
Subsidiary, Sale of Stock
Number of shares issued during the period						8,685,574
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.3								$ 0.3	$ 0.3	$ 0.3						$ 0.01
Exercise price of warrants | $ / shares											$ 7.22	$ 7.22	$ 7.55	$ 29.91						$ 90
Warrants expiration term											5 years 2 months 23 days	3 years 21 days	3 years 10 months 20 days	4 years 9 months 3 days						2 years 10 months 9 days
Number of units of cryptocurrency mining equipment purchased | item						622
Reverse share split			0.03
Purchase price | $						$ 3,110,000
Total consideration | $												$ 43,824
Share price | $ / shares						$ 0.36						$ 2.77
Aggregate principal amount | $											$ 7,770,000	$ 7,780,000	$ 1,800,000
Interest rate (as a percent)	5.00%				5.00%
Fair value adjustments of warrants | $												$ 1,928,681
Threshold period from purchase agreement to deliver miners to hosting facility						15 days
Number of warrants											4,270,337	5,498,493	5,777,774	1,254,441						156
Forfeited											(156)	(500,000)	0	0
Exercised											(1,228,000)	(850,000)	0	0
Jiaming Li
Subsidiary, Sale of Stock
Total consideration | $											$ 118,504	$ 12,604	$ 20,181	$ 405,296
Share price | $ / shares				$ 0.1703								$ 1.595			$ 405,296			$ 0.855
Lucas Wang
Subsidiary, Sale of Stock
Total consideration | $				$ 540,379							$ 158,005	$ 16,802	$ 26,909	$ 540,379
Share price | $ / shares				$ 0.1703								$ 1.595						0.855
October 2022 Investors Warrants
Subsidiary, Sale of Stock
Exercise price of warrants | $ / shares			$ 1.3552		$ 1.2
Reverse share split			0.03
Number of lowest trading days					5 days
Number of consecutive trading day period					20 days
Denominator used for calculation | $					$ 5
Number of warrants			4,523,333
After reverse share split
Subsidiary, Sale of Stock
Number of shares issued during the period						289,520
Share price | $ / shares						$ 107.42
After reverse share split | Jiaming Li
Subsidiary, Sale of Stock
Share price | $ / shares				5.108														25.65
After reverse share split | Lucas Wang
Subsidiary, Sale of Stock
Share price | $ / shares				$ 5.109														$ 25.65
Convertible Debenture
Subsidiary, Sale of Stock
Aggregate principal amount | $					$ 2,100,000
Interest rate (as a percent)					116.00%
Purchase price of warrants | $					$ 1,974,000
Convertible Debenture | October 2022 Investors Warrants
Subsidiary, Sale of Stock
Fair value adjustments of warrants | $					$ 1,974,000
Convertible Debenture | Common Stock [Member]
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares					5,925,599
Convertible Debt Issued on December 29, 2023
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares	1,070,719
Aggregate principal amount | $	$ 6,740,000	$ 6,740,000
Purchase price of warrants | $	6,127,334	$ 6,127,334
Fair value adjustments of warrants | $	$ 4,399,645
Number of share warrants to be issued		60.00%
Maximum | Convertible Debenture
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares					5,108,275
Maximum | Convertible Debt Issued on December 29, 2023
Subsidiary, Sale of Stock
Principal amount | $		$ 18,000,000
Private placement
Subsidiary, Sale of Stock
Number of shares issued during the period										17,175,412
Purchase price for each share and corresponding Warrant | $ / shares										$ 0.01
Over-Allotment Option
Subsidiary, Sale of Stock
Number of shares issued during the period							1,470,588
Gross proceeds from issuance | $								$ 5,750,000
Over-Allotment Option | Underwriting Agreements
Subsidiary, Sale of Stock
Number of shares issued during the period								1,470,588
Offering
Subsidiary, Sale of Stock
Gross proceeds from issuance | $								$ 5,000,000
Offering | Underwriting Agreements
Subsidiary, Sale of Stock
Purchase price for each share and corresponding Warrant | $ / shares								$ 0.51
Securities purchase agreement
Subsidiary, Sale of Stock
Number of shares issued during the period									18,124,400
Purchase price for each share and corresponding Warrant | $ / shares									$ 0.89	$ 0.96						$ 1.42	$ 1.42
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.01
Warrants to purchase ordinary shares									18,124,400	17,175,412
Gross proceeds from issuance | $									$ 16,130,716	$ 16,488,396
Warrants exercisable term									60 days	60 days
Exercise price of warrants | $ / shares									$ 1.008	$ 1.008
Warrants as percentage of purchase price										105.00%
Warrants expiration term									5 years	5 years
Sales of ordinary shares of investors																2,812,833	2,812,833
Gross proceeds | $																$ 3,994,222	$ 3,994,222
Securities purchase agreement | Placement agent warrants
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares									906,220	858,770
Warrants exercisable term									6 months	6 months
Exercise price of warrants | $ / shares									$ 0.89	$ 0.96
Warrants expiration term									5 years	5 years
Warrants issued as a percentage of aggregate number of shares sold to the Purchasers									5.00%	5.00%
Exercise price of warrants as a percentage of Share offering price									100.00%	100.00%
Securities purchase agreement | After reverse share split
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares									604,147	572,514
Exercise price of warrants | $ / shares									$ 30.24	$ 30.24
Securities purchase agreement | After reverse share split | Placement agent warrants
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares									30,207	28,626
Exercise price of warrants | $ / shares									$ 26.7	$ 28.8
Underwriting Agreement
Subsidiary, Sale of Stock
Number of shares issued during the period								9,803,922
Purchase price for each share and corresponding Warrant | $ / shares								$ 0.51
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.01
Warrants to purchase ordinary shares								490,196
Warrants as percentage of purchase price								5.00%
Percentage of number of shares sold in the Offering								15.00%
Out-of-pocket accountable expenses | $								$ 75,000
Non-accountable expense as percent of the gross proceeds								1.00%
Percentage of warrants as percentage of ordinary shares								6.50%
Aggregate purchase price of warrant | $ / shares								$ 100
Net proceeds from issuance receivables | $								$ 686,750
Underwriting Agreement | if Underwriter Exercises the Overallotment Option in Full
Subsidiary, Sale of Stock
Number of shares issued during the period								563,726
Underwriting Agreement | After reverse share split
Subsidiary, Sale of Stock
Number of shares issued during the period								18,791
Purchase price for each share and corresponding Warrant | $ / shares								$ 15.3